Burnham Investors Trust
                    1325 Avenue of the Americas
                            26th Floor
                       New York, NY 10019
                         1-800-874-FUND


RULE 497(j) LETTER


May 5, 2000


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549-1004


Re:	Burnham Investors Trust (the "Registrant")
	File No. 2-17226
	File No. 811-00994


Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on May 1, 2000.

Please contact the undersigned at the above number should you have any questions.



Sincerely,



/s/Michael E. Barna
Michael E. Barna
Executive Vice President, Chief Financial Officer,
Treasurer and Secretary